INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
Fixed Maturities AFS
The components of fair value and amortized cost for fixed maturities classified as AFS on the balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2022 and 2021 was $23 million and $20 million, respectively. There was no accrued interest written off for AFS fixed maturities for the years ended December 31, 2022, 2021 and 2020.
The following tables provide information relating to the Company’s fixed maturities classified as AFS.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2022:
Fixed Maturities:
Corporate (1)	$2,417	$—	$—	$359	$2,058
U.S. Treasury, government and agency	14	—	—	—	14
States and political subdivisions	43	—	—	9	34
Residential mortgage-backed	8	—	—	2	6
Asset-backed (2)	43	—	—	2	41
Commercial mortgage-backed	81	—	—	16	65
Total at December 31, 2022	$2,606	$—	$—	$388	$2,218

December 31, 2021:
Fixed Maturities:
Corporate (1)	$2,237	$—	$135	$10	$2,362
U.S. Treasury, government and agency	66	—	1	1	66
States and political subdivisions	31	—	3	—	34
Asset-backed (2)	30	—	—	—	30
Commercial mortgage-backed	80	—	—	—	80
Total at December 31, 2021	$2,444	$—	$139	$11	$2,572
______________
(1)Corporate fixed maturities include both public and private issues.
(2)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
The contractual maturities of AFS fixed maturities as of December 31, 2022 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2022:
Contractual maturities:
Due in one year or less	$54	$53
Due in years two through five	525	502
Due in years six through ten	917	803
Due after ten years	978	748
Subtotal	2,474	2,106
Residential mortgage-backed	8	6
Asset-backed	43	41
Commercial mortgage-backed	81	65
Total at December 31, 2022	$2,606	$2,218

The following table shows proceeds from sales, gross gains (losses) from sales and allowance for credit losses for AFS fixed maturities for the years ended December 31, 2022, 2021 and 2020:
Proceeds from Sales, Gross Gains (Losses) from Sales and Allowance for Credit and Intent to Sell Losses for AFS Fixed Maturities

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Proceeds from sales	$184	$302	$153
Gross gains on sales	$—	$8	$5
Gross losses on sales	$(8)	$(4)	$(4)

Net (increase) decrease in Allowance for Credit and Intent to Sell losses	$—	$—	$—

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.
AFS Fixed Maturities - Credit and Intent to Sell Loss Impairments

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$2	$2	$2
Previously recognized impairments on securities that matured, paid, prepaid or sold	(2)	—	—
Recognized impairments on securities impaired to fair value this period (1)	—	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	—	—	—
Additional credit losses this period on securities previously impaired	—	—	—
Increases due to passage of time on previously recorded credit losses	—	—	—

Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—
Balance at December 31,	$—	$2	$2
______________
(1)Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.
The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.
Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2022	$128	$—	$(3)	$(26)	$99
Net investment gains (losses) arising during the period	(524)	—	—	—	(524)
Reclassification adjustment:
Included in net income (loss)	8	—	—	—	8
Other (1)	—	—	—	81	81
Impact of net unrealized investment gains (losses)	—	—	11	106	117
Net unrealized investment gains (losses) excluding credit losses	(388)	—	8	161	(219)
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—
Balance, December 31, 2022	$(388)	$—	$8	$161	$(219)

Balance, January 1, 2021	$248	$(111)	$37	$(36)	$138
Transition adjustment (2)	—	111	(37)	—	74

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Net investment gains (losses) arising during the period	(114)	—	—	—	(114)
Reclassification adjustment:
Included in net income (loss)	(4)	—	—	—	(4)
Other	(2)	—	—	—	(2)
Impact of net unrealized investment gains (losses)	—	—	(3)	10	7
Net unrealized investment gains (losses) excluding credit losses	128	—	(3)	(26)	99
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—
Balance, December 31, 2021	$128	$—	$(3)	$(26)	$99

Balance, January 1, 2020	$101	$(53)	$12	$(12)	$48
Net investment gains (losses) arising during the period	148	—	—	—	148
Reclassification adjustment:
Included in net income (loss)	(1)	—	—	—	(1)
Impact of net unrealized investment gains (losses)	—	(58)	25	(24)	(57)
Net unrealized investment gains (losses) excluding credit losses	248	(111)	37	(36)	138
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—
Balance, December 31, 2020	$248	$(111)	$37	$(36)	$138

_____________
(1)    Reflects $81 million of a Deferred Tax Asset valuation allowance recorded during the fourth quarter of 2022. See Note 12 of the Notes to these Financial Statements for additional details.
(2)    Reflects the transition adjustment for shadow DAC and policyholder liabilities related to the adoption of ASU 2018-12 effective January 1, 2021.

The following tables disclose the fair values and gross unrealized losses of the 845 issues as of December 31, 2022 and the 119 issues as of December 31, 2021 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:
AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2022:
Fixed Maturities:
Corporate	$1,446	$159	$590	$200	$2,036	$359
States and political subdivisions	19	4	13	5	32	9
Residential mortgage-backed	2	—	4	2	6	2
Asset-backed	35	1	6	1	41	2

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
Commercial mortgage-backed	5	1	60	15	65	16
Total at December 31, 2022	$1,507	$165	$673	$223	$2,180	$388

December 31, 2021:
Fixed Maturities:
Corporate	$243	$4	$111	$6	$354	$10
U.S. Treasury, government and agency	45	1	2	—	47	1
Total at December 31, 2021	$288	$5	$113	$6	$401	$11

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2022 and 2021 were $24 million and $27 million, respectively, representing 10.3% and 3.8% of the equity of the Company.
Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2022 and 2021, respectively, approximately $4 million and $10 million, or 0.2% and 0.4%, of the $2.6 billion and $2.4 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had no gross unrealized losses as of December 31, 2022 and 2021.
As of December 31, 2022 and 2021, respectively, the $223 million and $6 million of gross unrealized losses of twelve months or more were concentrated in corporate securities. In accordance with the policy described in Note 2 of the Notes to these Financial Statements, the Company concluded that an allowance for credit losses for these securities was not warranted at either December 31, 2022 or December 31, 2021. As of December 31, 2022 and 2021, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.
Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2022, the Company determined that the unrealized loss was primarily due to increases in interest rates and credit spreads.
Mortgage Loans on Real Estate
The Company held two commercial mortgage loans with a carrying value of $17 million at December 31, 2022 and 2021. The loans were issued prior to 2017 for apartment complex properties located in the Mid-Atlantic region. The loans were current as of December 31, 2022 and 2021 with LTV ratios between 0%-50% and DSC ratios of 2.0x or greater.
Accrued interest receivable as of December 31, 2022 and 2021 was $0 million and no accrued interest was written off for the years ended December 31, 2022, 2021 and 2020. The allowance for credit losses was $0 million as of December 31, 2022 and 2021, with a change of $0 million for the periods ended.
As of December 31, 2022 and 2021, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.
Equity Securities
The table below presents a breakdown of unrealized and realized gains and (losses) on equity securities during the years ended December 31, 2022 and 2021. There were no unrealized or realized gains and (losses) on equity securities during the year ended December 31, 2020.
Unrealized and Realized Gains (Losses) from Equity Securities

	Year Ended December 31,
	2022	2021
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(3)	$2
Net investment gains (losses) recognized on securities sold during the period	—	—
Unrealized and realized gains (losses) on equity securities	$(3)	$2

Net Investment Income (Loss)
The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$88	$83	$74
Mortgage loans on real estate	1	1	1
Other equity investments	(2)	1	3
Policy loans	4	3	3
Equity in income (loss) from AB	—	3	8
Other investment income	1	—	—
Gross investment income (loss)	92	91	89
Investment expenses	(5)	(3)	(3)
Net investment income (loss)	$87	$88	$86

Investment Gains (Losses), Net
Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$(8)	$4	$1
Investment gains (losses), net	$(8)	$4	$1